MFS® INVESTMENT MANAGEMENT
500 BOYLSTON STREET, BOSTON, MASSACHUSETTS  02116-3741
(617) 954-5000

           September 15, 2011

VIA EDGAR
United States Securities & Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	MFS® Series Trust I (the “Trust”) (File No. 33-7638 and 811-4777) on Behalf of MFS® Global Leaders Fund (the “Fund”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust, as certification that the Prospectus and Statement of Additional Information for the Fund do not differ from those contained in Post-Effective Amendment No. 59 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.  The Amendment was filed electronically on September 13, 2011.

Please call the undersigned at (617) 954-5822 or Nickolas Connery at (617) 954-6124 with any questions you may have.

Very truly yours,

BRIAN E. LANGENFELD
Brian E. Langenfeld
Senior Counsel

BEL/bjn